Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combination	Business Combination
On August 11, 2021 (the "Closing Date"), Legacy Rockley, SC Health, and Rockley Mergersub Limited, an exempted company incorporated in the Cayman Islands as a direct wholly owned subsidiary of the Company (“Merger Sub”), consummated the business combination contemplated by the Business Combination Agreement and Plan of Merger, dated as of March 19, 2021 (the “Business Combination Agreement”). Immediately upon the consummation of the Business Combination, Legacy Rockley became a wholly owned subsidiary of the Company and Merger Sub merged with and into SC Health, with SC Health surviving the merger and becoming a direct wholly owned subsidiary of the Company. Subsequently, SC Health's ordinary shares and warrants ceased trading on the NYSE while the Company's ordinary shares and warrants began trading on the NYSE under the symbols “RKLY” and “RKLY.WS,” respectively.
Pursuant to the Business Combination Agreement, each of the following transactions occurred in the following order: (i) pursuant to a scheme of arrangement approved by the UK courts (the “Scheme”), on August 9, 2021, all of Legacy Rockley’s ordinary shares, including shares issued immediately prior to the Scheme becoming effective as a result of the conversion of then-outstanding convertible loan notes and the exercise of warrants, were transferred by Rockley shareholders in exchange for an equivalent number of shares in the Company; (ii) the holders of options over shares in Legacy Rockley rolled over their options into new options to purchase shares in the Company; (iii) warrants to purchase shares in Legacy Rockley (other than one warrant instrument that by its terms was replicated at the Company) not exercised for shares in Legacy Rockley prior to the effectiveness of the Scheme described above were cancelled, such that immediately following the Scheme, Legacy Rockley became a direct wholly-owned subsidiary of the Company; (iv) the Company subsequently completed a stock-split to prepare its share capital for Merger Sub’s merger into SC Health; (v) certain accredited investors (including entities affiliated with the SC Health Sponsor) purchased an aggregate of 15.0 million ordinary shares for a purchase price of $10.00 per share, or an aggregate purchase price of $150.0 million; (vi) on August 11, 2021, Merger Sub was merged with and into SC Health, with SC Health surviving the merger and becoming a direct wholly-owned subsidiary of the Company; and (vii) the ordinary shares and warrants in SC Health were exchanged for ordinary shares and warrants in the Company.
The Business Combination was accounted for as a forward recapitalization, with no goodwill or other intangible assets recorded, in accordance with GAAP. Under this method of accounting, SC Health was treated as the acquired company and Legacy Rockley was deemed to be the accounting acquirer for financial reporting purposes. This determination was primarily based on the existing shareholders of Legacy Rockley obtaining a majority voting power in the Company, and as such, having the power to appoint a majority of the members of the Company’s board of directors (the "Board"); the operations of Legacy Rockley prior to the acquisition comprising the only ongoing operations of the combined entity based on the historical operating activity and employee base; and the senior management of Legacy Rockley comprising the majority of the senior management of the Company. Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Legacy Rockley with the acquisition being treated as the equivalent of Legacy Rockley issuing stock for the net assets of SC Health, accompanied by a recapitalization.
As a result of the Business Combination, the Company incurred equity issuance costs and other costs considered direct and incremental to the transaction, totaling $45.5 million and consisting of legal, accounting, financial advisory and other professional fees. These amounts are reflected within additional paid-in capital in the condensed consolidated balance sheet as of March 31, 2022.
Summary of Net Proceeds
The following table reconciles the elements of the net proceeds from the Business Combination as of March 31, 2022 (in thousands):

Recapitalization
Cash inflow from SC Health's trust account, net of redemptions	$17,966
Cash inflow from PIPE	100,000
Cash inflow from SC Health Sponsor	50,000
Less: Transaction Costs	(45,515)
Net cash received from the Business Combination	$122,451
Summary of Shares Issued
The total number of shares of the Company's ordinary shares issued and outstanding immediately following the consummation of the Business Combination was approximately 126.7 million, comprising (in thousands):

Number of Shares
Legacy Rockley shareholders prior to the Business Combination	104,016
SC Health Shareholders	1,777
Sponsor Shareholders	10,563
PIPE Investors	10,000
Other Shareholders[1]	319
Total number of shares	126,675
[1] The Company issued 319,000 ordinary shares at a value of $10.00 per share to Cowen and Company LLC ("Cowen") and BCW Securities LLC in lieu of cash payment for a portion of the $3.2 million fees payable to Cowen as part of the transaction costs.
Business Combination
On August 11, 2021 (the "Closing Date"), Legacy Rockley, SC Health, and Rockley Mergersub Limited, an exempted company incorporated in the Cayman Islands as a direct wholly owned subsidiary of the Company (“Merger Sub”), consummated the business combination contemplated by the Business Combination Agreement and Plan of Merger, dated as of March 19, 2021 (the “Business Combination Agreement”). Immediately upon the consummation of the Business Combination, Legacy Rockley became a wholly owned subsidiary of the Company and Merger Sub merged with and into SC Health, with SC Health surviving the merger and becoming a direct wholly owned subsidiary of the Company. Subsequently, SC Health's ordinary shares and warrants ceased trading on the NYSE while the Company's ordinary shares and warrants began trading on the NYSE under the symbols “RKLY” and “RKLY.WS,” respectively.
Pursuant to the Business Combination Agreement, each of the following transactions occurred in the following order: (i) pursuant to a scheme of arrangement approved by the UK courts (the “Scheme”), on August 9, 2021, all of Legacy Rockley’s ordinary shares, including shares issued immediately prior to the Scheme becoming effective as a result of the conversion of then-outstanding convertible loan notes and the exercise of warrants, were transferred by Rockley shareholders in exchange for an equivalent number of shares in the Company; (ii) the holders of options over shares in Legacy Rockley rolled over their options into new options to purchase shares in the Company; (iii) warrants to purchase shares in Legacy Rockley (other than one warrant instrument that by its terms was replicated at the Company) not exercised for shares in Legacy Rockley prior to the effectiveness of the Scheme described above were cancelled, such that immediately following the Scheme, Legacy Rockley became a direct wholly-owned subsidiary of the Company; (iv) the Company subsequently completed a stock-split to prepare its share capital for Merger Sub’s merger into SC Health; (v) certain accredited investors (including entities affiliated with the SC Health Sponsor) purchased an aggregate of 15 million ordinary shares for a purchase price of $10.00 per share, or an aggregate purchase price of $150.0 million; (vi) on August 11, 2021, Merger Sub was merged with and into SC Health, with SC Health surviving the merger and becoming a direct wholly-owned subsidiary of the Company; and (vii) the ordinary shares and warrants in SC Health were exchanged for ordinary shares and warrants in the Company.
The Business Combination was accounted for as a forward recapitalization, with no goodwill or other intangible assets recorded, in accordance with GAAP. Under this method of accounting, SC Health was treated as the acquired company and Legacy Rockley was deemed to be the accounting acquirer for financial reporting purposes. This determination was primarily based on the existing shareholders of Legacy Rockley obtaining a majority voting power in the Company, and as such, having the power to appoint a majority of the members of the Company’s board of directors (the "Board"); the operations of Legacy Rockley prior to the acquisition comprising the only ongoing operations of the combined entity based on the historical operating activity and employee base; and the senior management of Legacy Rockley comprising the majority of the senior management of the Company. Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Legacy Rockley with the acquisition being treated as the equivalent of Legacy Rockley issuing stock for the net assets of SC Health, accompanied by a recapitalization.
As a result of the Business Combination, the Company incurred equity issuance costs and other costs considered direct and incremental to the transaction, totaling $45.5 million and consisting of legal, accounting, financial advisory and other professional fees. These amounts are reflected within additional paid-in capital in the consolidated balance sheet as of December 31, 2021.
Summary of Net Proceeds
The following table reconciles the elements of the net proceeds from the Business Combination as of December 31, 2021 (in thousands):

Recapitalization
Cash inflow from SC Health's trust account, net of redemptions	$17,966
Cash inflow from PIPE	100,000
Cash inflow from SC Health Sponsor	50,000
Less: Transaction Costs	(45,515)
Net cash received from the Business Combination	$122,451
Summary of Shares Issued
The total number of shares of the Company's ordinary shares issued and outstanding immediately following the consummation of the Business Combination was approximately 126.7 million, comprising (in thousands):

Number of Shares
Current Rockley's shareholders prior to the Business Combination	104,016
SC Health Shareholders	1,777
Sponsor Shareholders	10,563
PIPE Investors	10,000
Other Shareholders[1]	319
Total number of shares	126,675
[1] The Company issued 319,000 ordinary shares at a value of $10.0 per share to Cowen and Company LLC ("Cowen") and BCW Securities LLC in lieu of cash payment for a portion of the fees payable $3.2 million to Cowen as part of the transaction costs.